Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets (Details)	Dec. 31, 2025
Building [Member]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets [Line Items]
Property and Equipment useful lives	46 years
Computers and software [Member]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets [Line Items]
Property and Equipment useful lives	4 years
Furniture and fittings[ Member]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets [Line Items]
Property and Equipment useful lives	10 years
Machinery and equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets [Line Items]
Property and Equipment useful lives	10 years
Motor vehicles [Member]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets [Line Items]
Property and Equipment useful lives	5 years
Office equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets [Line Items]
Property and Equipment useful lives	10 years
Leasehold improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets [Line Items]
Property and Equipment useful lives	5 years